Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

9.	DEBT

Long-term debt consisted of the following:

Equipment Notes Payable

	December 31, 2018	December 31, 2017
Note payable with monthly payments of $716, including interest at 6.50% per annum through November 2020.	$18,707	$-
Note payable with monthly payments of $615.25, including interest at 6.80% per annum through August 2021.	$18,383	-
Note payable with monthly payments of $1,294.50, including interest at 14.72 per annum through March 2023.	$50,072	$-
Note payable with monthly payments of $1,063.45, including interest at 5.76% per annum through April 2021	$18,539	$-
Note payable with monthly payments of $946.84 including interest at 6.14% per annum through December 2024.	$54,328	$-
Total:	$160,029	$-
Total current portion:	$(38,991)	$-
Total non-current portion:	$121,038	$-

Aggregate annual principal payments in the fiscal years subsequent to December 31, 2018, are as follows:

Year ending December 31:	Amount
2019	$49,318
2020	46,567
2021	29,614
2022	22,307
2023	25,653
Thereafter	11,362
Notes payable obligation	184,821
Less amounts representing interest	(24,792)
$160,029

Convertible Note Payable

On January 2, 2018, the Company entered into an agreement with two related parties, who are directors of the Company and issued a 12.0% interest bearing convertible debenture for $400,000 due on January 2, 2020, with conversion features commencing immediately following the date of the note. Payments of interest only were due monthly beginning January 2018. The Debentures are convertible into common stock at a conversion price of $0.75 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid. The Company incurred $5,000 of legal fees for preparation of the financing documents, which has been reflected as an additional debt discount.

For the year ended December 31, 2018, the Company incurred interest expense of $106,206, of which $29,122 related to the amortization of the discount.

For the year ended December 31, 2017, the Company incurred no interest expense.